Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-2

Collection Period	10/01/17-10/31/17
Determination Date	11/9/2017
Distribution Date	11/15/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-06.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$848,957,333.69
2.	Collections allocable to Principal		$24,366,624.07
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$989,642.38
5.	Pool Balance on the close of the last day of the related Collection Period		$823,601,067.24
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		50,487
7.	Initial Pool Balance		$1,000,000,007.91
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$12,957,333.65	$0.00
	b. Class A-2 Note Balance	$338,000,000.00	$325,601,067.20
	c. Class A-3 Note Balance	$337,000,000.00	$337,000,000.00
	d. Class A-4 Note Balance	$90,000,000.00	$90,000,000.00
	e. Class B Note Balance	$25,000,000.00	$25,000,000.00
	f. Class C Note Balance	$24,000,000.00	$24,000,000.00
	g. Class D Note Balance	$17,000,000.00	$17,000,000.00
	h. Note Balance (sum a - g)	$843,957,333.65	$818,601,067.20
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0766706	0.0000000
	b. Class A-2 Note Pool Factor	1.0000000	0.9633168
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.8439573	0.8186011
10.	Overcollateralization Target Amount		$5,000,000.04
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.04
12.	Weighted Average Coupon		7.24%
13.	Weighted Average Original Term	months	65.80
14.	Weighted Average Remaining Term	months	56.48
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,171,442.37
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,171,442.37
16.	Principal:
	a. Collections allocable to Principal		$24,366,624.07
	b. Liquidation Proceeds allocable to Principal		$362,682.53
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$24,729,306.60

17.	Total Finance Charge and Principal Collections (15d + 16d)	$29,900,748.97
18.	Interest Income from Collection Account	$21,979.07
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$29,922,728.04
Available Funds
21.	Available Collections	$29,922,728.04
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$29,922,728.04
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$707,464.44
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$707,464.44
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$11,877.56
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$11,877.56
	e. Class A-2 Monthly Interest	$459,116.67
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$459,116.67
	i. Class A-3 Monthly Interest	$542,008.33
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$542,008.33
	m. Class A-4 Monthly Interest	$168,750.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$168,750.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$50,208.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$50,208.33
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$52,000.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$52,000.00
32.	Tertiary Principal Distributable Amount	$3,356,266.41

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$48,025.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$48,025.00
34.	Quaternary Principal Distributable Amount	$17,000,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$22,395,716.74
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$5,000,000.04
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,171,442.37
	b. Total Daily Deposits of Principal Collections	$24,729,306.60
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$21,979.07
	e. Total Deposits to Collection Account (sum a - d)	$29,922,728.04
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$707,464.44
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$26,688,252.34
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,527,011.26
	f. Total Withdrawals from Collection Account (sum a - e)	$29,922,728.04
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$11,877.56
	b. Class A-2 Interest Distribution	$459,116.67
	c. Class A-3 Interest Distribution	$542,008.33
	d. Class A-4 Interest Distribution	$168,750.00
	e. Class B Interest Distribution	$50,208.33
	f. Class C Interest Distribution	$52,000.00
	g. Class D Interest Distribution	$48,025.00
	h. Class A-1 Principal Distribution	$12,957,333.65
	i. Class A-2 Principal Distribution	$12,398,932.80
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$26,688,252.34
44.	Withdrawals
	a. Class A-1 Distribution	$12,969,211.21
	b. Class A-2 Distribution	$12,858,049.47
	c. Class A-3 Distribution	$542,008.33
	d. Class A-4 Distribution	$168,750.00
	e. Class B Distribution	$50,208.33

	f. Class C Distribution	$52,000.00
	g. Class D Distribution	$48,025.00
	h. Total Withdrawals from Note Payment Account (sum a - g)	$26,688,252.34
Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$2,527,011.26
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,527,011.26
Required Reserve Account Amount
47.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$2,500,000.02
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.02
49.	Investment Earnings	$2,023.99
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln 49 - Ln 50)	$2,502,024.01
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$2,023.99
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$2,500,000.02
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$707,464.44
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$26,688,252.34
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,527,011.26
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$2,023.99
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$12,969,211.21
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$12,858,049.47
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$542,008.33
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$168,750.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$50,208.33
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$52,000.00
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$48,025.00
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,527,011.26

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	701	$11,775,865.85
	b. 61 to 90 days past due	277	$4,847,095.52
	c. 91 to 120 days past due	86	$1,290,086.35
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,064	$17,913,047.72
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		2.1750%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	65	$989,642.38
74.	Recoveries	81	$362,682.53
75.	Net Losses (Ln 73 - Ln 74)		$626,959.85
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.0739%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	255	$4,567,719.32
78.	Recoveries	177	$1,536,428.53
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$3,031,290.79
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		0.3031%
81.	Average Net Loss on Defaulted Receivables		$11,887.41

Servicer Covenant
82.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,192,309,000.00
83.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 9, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer